Equity Plans (Tables) - Rigetti Holdings [Member]	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Schedule Of Stock Option Activity Related To Employees
A summary of activity related option grants to employees under the Plan as of October 31, 2021, and changes during the nine months ended October 31, 2021 are as follows:

	Number of Options	Weighted-Average Exercise Price	Average Remaining Contractual Term (In Years)
Outstanding—February 1, 2021	17,008,770	$0.27	9.0
Granted	62,500	$0.21
Exercised	(1,378,561)	$0.21
Forfeited	(706,197)	$0.21

Outstanding—October 31, 2021	14,986,512	$0.28	9.0

Exercisable—October 31, 2021	7,649,364	$0.31	7.8

A summary of activity related option grants to employees under the Plan as of January 31, 2021 and 2020, and changes during the years then ended is as follows:

	Number of Options	Weighted-Average Exercise Price	Average Remaining Contractual Term (In Years)

Outstanding - February 1, 2020*	3,769,196	$5.92	8.5
Granted	15,758,489	$0.21
Exercised	(233,532)	$0.21
Forfeited	(2,285,383)	$1.15

Outstanding - January 31, 2021	17,008,770	$0.27	9.0

Exercisable - January 31, 2021	6,204,716	$0.31	8.7

Schedule Of Stock Based Compensation Expense
Stock-Based Compensation Expense
—Stock-based compensation for the nine months ended October 31, 2021 and 2020, was as follows:

	Nine Months Ended October 31,
	2021	2020
Research and development	$836,037	$1,064,273
General and administrative	663,534	1,638,356

Total Stock-Based Compensation Expense	$1,499,571	$2,702,629

Stock-Based Compensation Expense
—Stock-based compensation for the years ended January 31, 2021 and 2020, was as follows:

	2021	2020
Research and development	$894,141	$1,020,383
General and administrative	1,697,897	1,760,235

Total Stock-Based Compensation Expense	$2,592,038	$2,780,618

Schedule Of Shares Based Payment Award Fair Value Assumptions
The range of assumptions used in the Black-Scholes option-pricing model for options issued to employees during the nine months ended October 31, 2021 and 2020, are as follows:

	2021	2020
Expected volatility	41.2%-43.1%	60.0%
Weighted-average risk-free interest rate	0.3%-0.6%	1.4%-2.6%
Expected dividend yield	0%	0%
Expected term (in years)	5.0-6.3 years	5.0-6.3 years
Exercise price	$0.21	$7.09

The range of assumptions used in the Black-Scholes option-pricing model for options issued to employees during the years ended January 31, 2021 and 2020, are as follows:

	2021	2020
Expected volatility	41.2% - 43.1%	60.0%
Weighted-average risk-free interest rate	0.3% - 0.6%	1.4% - 2.6%
Expected dividend yield	0%	0%
Expected term (in years)	5.0 - 6.3 years	5.0 - 6.3 years
Exercise price	$ 0.21	$ 7.09